REVENUE	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
REVENUE [Text Block]

8. REVENUE

A. Revenue streams and disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by major service lines as well as timing of revenue recognition.

	For the Year Ended
	December 31, 2021	December 31, 2020
Main revenue streams
Commissions	120,957	16,427
Fee Income	711	88
Other	13	44
Total Revenue	121,681	16,559

Timing of Revenue Recognition
Products transferred at a point in time	121,668	16,515
Revenue from Contracts with Customers	121,668	16,515

Other revenue	13	44
Total Revenues	121,681	16,559